Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Disclosure of interests in associates
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 35, Related party transactions.

Statements of financial position

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Assets		4,050	3,857
Liabilities		(3,875)	(2,641)
Total net assets		175	1,216
BCE's share of net assets		323	608
BCE’s share of net liabilities	28	(252)	—

Income statements

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Revenues		2,722	2,335
Expenses		(3,832)	(2,456)
Total net losses		(1,110)	(121)
BCE’s share of net losses	9	(553)	(61)

Disclosure of interests in joint arrangements
The following tables provide summarized financial information with respect to BCE’s associates and joint ventures. For more details on our associates and joint ventures, see Note 35, Related party transactions.

Statements of financial position

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Assets		4,050	3,857
Liabilities		(3,875)	(2,641)
Total net assets		175	1,216
BCE's share of net assets		323	608
BCE’s share of net liabilities	28	(252)	—

Income statements

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Revenues		2,722	2,335
Expenses		(3,832)	(2,456)
Total net losses		(1,110)	(121)
BCE’s share of net losses	9	(553)	(61)